UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number  811-10401

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI  53202
(Address of principal executive offices) (Zip code)

Rachel A. Spearo
U.S. Bancorp Fund Services, LLC
 615 East Michigan Street
Milwaukee, WI  53202
(Name and address of agent for service)

(414) 765-5384
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2011

Date of reporting period:  June 30, 2011

Item 1. Reports to Stockholders.

Marketfield Fund

Semi-Annual Report

June 30, 2011

Investment Adviser

Marketfield Asset Management, LLC
292 Madison Avenue
14th Floor
New York, New York 10017
www.marketfield.com

Table of Contents

LETTER TO SHAREHOLDERS	3

EXPENSE EXAMPLE	5

INVESTMENT HIGHLIGHTS	6

SCHEDULE OF INVESTMENTS	8

SCHEDULE OF SECURITIES SOLD SHORT	12

SCHEDULE OF OPTIONS WRITTEN	13

STATEMENT OF ASSETS AND LIABILITIES	14

STATEMENT OF OPERATIONS	15

STATEMENT OF CHANGES IN NET ASSETS	16

FINANCIAL HIGHLIGHTS	17

NOTES TO FINANCIAL STATEMENTS	18

NOTICE OF PRIVACY POLICY & PRACTICES	27

ADDITIONAL INFORMATION	28

Dear Shareholder:

For the six months ended June 30, 2011, the Marketfield Fund had a total return of +1.55%, compared to +6.02% for the S&P 500.  The Fund’s second quarter returns as compared to the returns of the S&P 500 were negatively effected by our early short entry to the emerging market sector.

The end of the second quarter provided some early fireworks in capital markets.  Liquidations in many risk assets gave way to some of the more powerful rallies that we have seen since the lows of last summer.  The abrupt reversal of trend was more a reflection of liquidity flows within the markets rather than a meaningful change in the fundamental macroeconomic background.  Capital markets have large scale, supply-demand, flow, valuation and liquidity fundamentals that are related to but different from those operating in the real economy.  We try to maintain an understanding of both.

The long term, macroeconomic dynamic continues to be set by the secular, global decomposition of government, its institutions and leaders.  For several generations, public tolerance for and the power of political leaders relied on their ability to borrow and disburse large amounts of money.  Now that the arithmetic of compounding sovereign debt is impinging on the great Keynesian experiment, patience for the antics of political leaders is wearing thin.

The moral depredations of many political leaders make for easy tabloid headlines, but hardly fall into the category of surprise.  More concerning is the concomitant intellectual depravity that allows politicians of all stripes to defend policies that are clearly contrary to the overall economic well being of their populations.  Each time we hear a politician suggesting that he or she is creating jobs, we regret not having taken the complimentary motion sickness bag from our last flight.  Governments do no more to create jobs than babies.  In fact, their proper role in both endeavors should be identical—they maintain conditions under which the generative processes can readily proceed.

The closing of credit markets to a growing list of governments is part of a long retreat from the peak in the long-term credit cycle. The broad contraction of mortgage credit that began in 2007-8 was the terminal point in the private sector credit cycle.  In the aftermath of the 2008 crisis, government borrowing rose to offset a contraction in private credit markets.  The shift was bolstered by regulations that strongly encouraged banks to increase their holdings of sovereign debt without regard to its fundamental soundness.  Regulators simply assumed that it was all ironclad, despite clearly untenable fundamentals among many sovereign borrowers.

Now that the secret is out, it is important to consider the consequences of a steadily diminishing supply of credit to governments.  We raise this question now because it has been our experience that long term forces, once uncovered by markets, tend to force some important resolution before things settle down.  Once a country, company or investor is forced to publicly deny that they might have to restructure, default, liquidate, devalue or beg for emergency funding, it is generally a good sign that market pressures will persist until one of those unappealing paths is chosen.  Dozens and dozen of examples exist just within the past decade.

One of the detrimental effects of government borrowing that is illuminated by the present charade in Europe is the degree to which the ownership of government debt places the creditor in a position where they will sanction and even encourage all of the harmful policies (mainly taxation) by which governments extract the means to satisfy their debts from the private sector.  The banks and bondholders become just another special interest group feeding from the public teat.

The main danger as this process unfolds is that, as in the 1930s, purchasing power collapses in response to widespread monetary contraction provoked by the writedown of government paper held in funds and in private accounts.  If the main effects of a restructuring are confined to the banking system, the process can be contained by central banks.  Given their recent experiences, it is fairly certain that deposits and money market funds will be supported at full face value.  Even if banks’ capital has to be written down to nearly zero, generalized effects within the real economy can be mitigated.  The main risks appear to us to be focused on “yield tourists” who have ventured into all sorts of higher yielding sovereign credit in both developed and emerging markets.

To the extent that there is a reassessment of risk among individuals and fund managers, attempts to retreat from certain of these credit markets could strain liquidity.  Unlike equities and commodities, most fixed income instruments are traded only in dealer markets, where bids are importantly dependent on banks’ willingness to use their own capital to maintain orderly markets.

Our sense is that we have entered the end game in the European crisis.  Before some fundamentally sound restructuring path is chosen, it appears that markets are going to force politicians and the financial bureaucracy to the point of panic.  To date, they appear not to have been sufficiently frightened by events to speak honestly about the need to fundamentally restructure both the obligations and the underlying economic organization of the countries still adhering to the socialism-lite model.

Our portfolio remains reasonably defensive.  Short positions in emerging markets and developed market financial institutions’ equities represent between a quarter and a third of total assets.  Domestic manufacturing and consumer related issues constitute the main themes within the equity holdings.  Despite the concerns listed above we remain constructively disposed towards the domestic U.S. economy.

July 18, 2011
Michael C. Aronstein
President

The information provided herein represents the opinion of the Portfolio Manager and is not intended to be a forecast of future events, a guarantee of future results, nor investment advice.

Must be preceded or accompanied by a prospectus.

Mutual fund investing involves risk.  Principal loss is possible.  The Fund invests in smaller companies which involve additional risks such as limited liquidity and greater volatility.  The Fund invests in foreign securities which involve greater volatility and political, economic and currency risks and differences in accounting methods.  These risks are greater for investments in emerging markets.  Investments in debt securities typically decrease in value when interest rates rise.  This risk is usually greater for longer-term debt securities.  Investment by the Fund in lower-rated and non-rated securities presents a greater risk of loss to principal and interest than higher-rated securities.  Investments in asset-backed and mortgage-backed securities involve additional risks such as credit risk, prepayment risk, possible illiquidity and default, and increase susceptibility to adverse economic developments.  The Fund generally makes short sales of securities, which involves the risk that losses may exceed the original amount invested, however a mutual fund investor’s risk is limited to the amount invested in a fund.  The Fund may also use options and future contracts, which may have the risks of unlimited losses of the underlying holdings due to unanticipated market movements and failure to correctly predict the direction of the securities prices, interest rates and currency exchange rates.  The investment in options is not suitable for all investors.  Investments in absolute return strategies are not intended to outperform stocks and bonds during strong market rallies.

The S&P 500 Index is a broad-based unmanaged index of 500 stocks, which is widely recognized as representative of the equity market in general.  You cannot invest directly in an index.

The Marketfield Fund is distributed by Quasar Distributors, LLC.

MARKETFIELD FUND
Expense Example
(Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including advisory fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund, and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (1/1/11 – 6/30/11).

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. Although the Fund charges no sales load, you will be assessed fees for outgoing wire transfers, returned checks and stop payment orders at prevailing rates charged by U.S. Bancorp Fund Services, LLC, the Fund’s transfer agent. If you request that a redemption be made by wire transfer, currently a $15.00 fee is charged by the Fund’s transfer agent. You will be charged a redemption fee equal to 1.00% of the net amount of the redemption if you redeem your shares of the Fund within sixty days of purchase. IRA accounts will be charged a $15.00 annual maintenance fee. To the extent the Fund invests in shares of exchange-traded funds or other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Fund invests in addition to the expenses of the Fund. Actual expenses of the underlying funds are expected to vary among the various underlying funds. These expenses are not included in the Example. The Example includes, but is not limited to, advisory fees, fund administration and accounting, custody and transfer agent fees and dividends and interest expense on short positions. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Marketfield Fund
	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period
	1/1/11	6/30/11	1/1/11 – 6/30/11*
Actual**	$1,000.00	$1,015.50	$11.64
Hypothetical (5% return before expenses)***	$1,000.00	$1,013.29	$11.63

*
Expenses, including dividends and interest expense on short positions, are equal to the Fund’s annualized expense ratio of 2.33%, multiplied by the average account value over the period, multiplied by 181/365 to reflect the one-half year period.

**	Excluding dividends and interest expense on short positions, your actual cost of investing in the Fund would be $7.75.
***	Excluding dividends and interest expense on short positions, your hypothetical cost of investing in the Fund would be $7.75.

MARKETFIELD FUND
Investment Highlights
(Unaudited)

The investment objective of the Fund is capital appreciation. The Fund seeks to achieve its investment objective by investing primarily in common and preferred stocks and other equity instruments, bonds and other fixed-income securities, and other investment companies, including exchange-traded funds (“ETFs”) in proportions consistent with the Adviser’s evaluation of their expected risks and returns. In making these allocations, the Adviser considers various factors, including macroeconomic conditions, corporate earnings at a macroeconomic level, anticipated inflation and interest rates, consumer risk and the Adviser’s perception of the outlook of the capital markets as a whole. The Fund’s assets may be allocated between equity securities and fixed-income securities at the discretion of the Adviser. The Fund’s allocation of portfolio assets as of June 30, 2011 is shown below.

Allocation of Portfolio Assets
% of Net Assets

Average Annual Total Returns as of June 30, 2011

			Since Inception
	One Year	Three Years	(7/31/07)
Marketfield Fund	14.65%	10.36%	8.49%
S&P 500 Index	30.69%	3.34%	(0.27)%

Performance data quoted represents past performance and does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month end may be obtained by calling 1-866-236-4298. The Fund imposes a 1.00% redemption fee on shares held sixty days or less. Performance quoted does not reflect the redemption fee. If reflected, total returns would be reduced.

Investment performance reflects fee waivers in effect. In the absence of such waivers, total returns would be reduced.

The returns shown assume reinvestment of Fund distributions and do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The following chart illustrates performance of a hypothetical investment made in the Fund and a broad-based securities index on the Fund’s inception date. The chart does not reflect any future performance.

(continued)

MARKETFIELD FUND
Investment Highlights (continued)
(Unaudited)

The S&P 500 Index includes 500 common stocks, most of which are listed on the New York Stock Exchange. The Index is a market capitalization-weighted index representing approximately two-thirds of the total market value of all domestic common stocks. One cannot invest directly in an index.

Growth of $10,000 Investment

* Inception Date

MARKETFIELD FUND
Schedule of Investments
June 30, 2011
(Unaudited)

	Shares	Value
COMMON STOCKS 71.19%
Administrative and Support Services 1.20%
OpenTable, Inc. (a)	110,000	$9,143,200
Air Transportation 1.96%
JetBlue Airways Corp. (a)	882,000	5,380,200
US Airways Group, Inc. (a)(c)	1,063,000	9,471,330
		14,851,530
Beverage and Tobacco Product Manufacturing 1.68%
Anheuser-Busch InBev NV — ADR	220,000	12,762,200
Building Material and Garden Equipment and Supplies Dealers 1.05%
Fastenal Co.	221,000	7,953,790
Chemical Manufacturing 3.27%
Colgate-Palmolive Co.	156,000	13,635,960
EI du Pont de Nemours & Co. (c)	208,000	11,242,400
		24,878,360
Clothing and Clothing Accessories Stores 1.70%
Fast Retailing Co. (b)	80,000	12,888,640
Computer and Electronic Product Manufacturing 0.97%
Texas Instruments, Inc.	225,000	7,386,750
Construction of Buildings 3.22%
DR Horton, Inc.	637,000	7,338,240
Hovnanian Enterprises, Inc. (a)	1,043,000	2,513,630
KB Home	540,000	5,281,200
Toll Brothers, Inc. (a)	451,000	9,353,740
		24,486,810
Couriers and Messengers 1.50%
FedEx Corp. (c)	120,000	11,382,000
Credit Intermediation and Related Activities 1.28%
KeyCorp (c)	1,165,000	9,704,450
Data Processing, Hosting & Related Services 1.47%
Google, Inc. (a)(c)	22,000	11,140,360
Electrical Equipment, Appliance, and Component Manufacturing 0.74%
Corning, Inc.	311,000	5,644,650
Food and Beverage Stores 1.31%
Whole Foods Market, Inc. (c)	157,000	9,961,650

The accompanying notes are an integral part of these financial statements.

MARKETFIELD FUND
Schedule of Investments (continued)
June 30, 2011
(Unaudited)

	Shares	Value
Food Manufacturing 3.54%
Hershey Co.	241,000	$13,700,850
HJ Heinz Co. (c)	247,000	13,160,160
		26,861,010
Food Services and Drinking Places 2.05%
McDonald’s Corp. (c)	185,000	15,599,200
General Merchandise Stores 3.56%
Costco Wholesale Corp. (c)	191,000	15,516,840
Wal-Mart de Mexico SAB de CV (b)	3,880,000	11,515,566
		27,032,406
Machinery Manufacturing 6.21%
Baker Hughes, Inc. (c)	179,000	12,988,240
Gardner Denver, Inc.	110,000	9,245,500
National Oilwell Varco, Inc.	105,000	8,212,050
WW Grainger, Inc. (c)	109,000	16,747,850
		47,193,640
Management of Companies and Enterprises 1.50%
Huntington Bancshares, Inc. (c)	1,734,000	11,375,040
Motion Picture and Sound Recording Industries 1.65%
Walt Disney Co. (c)	321,000	12,531,840
Nonstore Retailers 3.33%
Amazon.com, Inc. (a)(c)	82,000	16,768,180
eBay, Inc. (a)	264,000	8,519,280
		25,287,460
Oil and Gas Extraction 2.99%
Apache Corp.	123,000	15,176,970
Continental Resources, Inc. (a)	116,500	7,562,015
		22,738,985
Petroleum and Coal Products Manufacturing 2.10%
ConocoPhillips	105,000	7,894,950
Valero Energy Corp.	315,000	8,054,550
		15,949,500
Primary Metal Manufacturing 1.69%
Carpenter Technology Corp.	223,000	12,862,640
Professional, Scientific, and Technical Services 1.85%
International Business Machines Corp. (c)	82,000	14,067,100

The accompanying notes are an integral part of these financial statements.

MARKETFIELD FUND
Schedule of Investments (continued)
June 30, 2011
(Unaudited)

	Shares	Value
Publishing Industries (except Internet) 3.39%
Intuit, Inc. (a)(c)	146,000	$7,571,560
News Corp.	602,000	10,655,400
SAP AG — ADR	124,000	7,520,600
		25,747,560
Rail Transportation 3.60%
Norfolk Southern Corp.	175,000	13,112,750
Union Pacific Corp. (c)	136,000	14,198,400
		27,311,150
Securities, Commodity Contracts, and Other Financial
Investments and Related Activities 0.71%
KKR Financial Holdings LLC	552,000	5,415,120
Specialty Trade Contractors 1.52%
Honeywell International, Inc.	194,000	11,560,460
Support Activities for Transportation 1.42%
CH Robinson Worldwide, Inc. (c)	137,000	10,801,080
Telecommunications 1.12%
AT&T, Inc.	270,000	8,480,700
Transportation Equipment Manufacturing 4.41%
Boeing Co.	101,000	7,466,930
Eaton Corp.	155,000	7,974,750
Ford Motor Company (a)(c)	684,000	9,432,360
Rockwell Collins, Inc.	140,000	8,636,600
		33,510,640
Truck Transportation 3.20%
JB Hunt Transport Services, Inc.	152,000	7,157,680
Landstar System, Inc.	167,000	7,762,160
Old Dominion Freight Line, Inc. (a)(c)	252,000	9,399,600
		24,319,440
TOTAL COMMON STOCKS (Cost $492,985,215)		540,829,361
REAL ESTATE INVESTMENT TRUSTS 1.09%
Rayonier, Inc.	127,000	8,299,450
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $8,328,963)		8,299,450
EXCHANGE TRADED FUNDS 16.45%
iShares Barclays 20+ Year Treasury Bond Fund	957,000	90,053,700
iShares Dow Jones U.S. Home Construction Index Fund	759,000	9,639,300
iShares MSCI Mexico Investable Market Index Fund (c)	169,000	10,572,640
SPDR S&P Homebuilders ETF	813,000	14,674,650
		124,940,290
TOTAL EXCHANGE TRADED FUNDS (Cost $122,784,872)		124,940,290

The accompanying notes are an integral part of these financial statements.

MARKETFIELD FUND
Schedule of Investments (continued)
June 30, 2011
(Unaudited)

	Contracts	Value
PURCHASED OPTIONS 1.10%
Corning, Inc.
Expiration: August, 2011, Exercise Price: $16.00	1,200	$20,400
iShares FTSE China 25 Index Fund
Expiration: August, 2011, Exercise Price: $40.00	36,320	1,561,760
iShares MSCI Emerging Markets Index Fund
Expiration: September, 2011, Exercise Price: $45.00	46,920	5,348,880
Powershares QQQ Trust Series 1
Expiration: August, 2011, Exercise Price: $57.00	10,500	1,438,500
		8,369,540
TOTAL PURCHASED OPTIONS (Cost $13,615,180)		8,369,540

	Principal
	Amount
SHORT-TERM INVESTMENTS 15.46%
Fidelity Institutional Prime Money Market Portfolio	$117,472,220	117,472,220
TOTAL SHORT-TERM INVESTMENTS (Cost $117,472,220)		117,472,220
Total Investments (Cost $755,186,450) 105.29%		799,910,861
Liabilities in Excess of Other Assets (5.29)%		(40,176,000)
TOTAL NET ASSETS 100.00%		$759,734,861

 Percentages are stated as a percent of net assets.
ADR  American Depositary Receipt
(a)	Non-income producing security.
(b)	Foreign issued security.
(c)	All or a portion of this security is pledged as collateral for short positions.

The accompanying notes are an integral part of these financial statements.

MARKETFIELD FUND
Schedule of Securities Sold Short
June 30, 2011
(Unaudited)

	Shares	Value
Artio Global Investors, Inc.	128,000	$1,446,400
Credit Suisse Group AG — ADR	179,000	6,984,580
Deutsche Bank AG(2)	134,500	7,967,780
General Motors Co.(1)	395,000	11,992,200
Goldman Sachs Group, Inc.	80,000	10,647,200
Grupo Financiero Galicia SA — ADR	149,500	2,024,230
HSBC Holdings PLC — ADR	291,000	14,439,420
iShares Dow Jones U.S. Home Construction Index Fund(3)	99,000	5,969,700
iShares MSCI Emerging Markets Index Fund(3)	816,000	38,841,600
iShares MSCI Brazil Index Fund(3)	105,000	7,701,750
iShares MSCI Malaysia Index Fund(3)	971,000	14,836,880
iShares MSCI South Africa Index Fund(3)	147,500	10,482,825
Jefferies Group, Inc.	270,000	5,508,000
JPMorgan Chase & Co.	254,000	10,398,760
Market Vectors Gold Miners ETF(3)	272,000	14,848,480
Ping An Insurance Group Co.(2)	800,000	8,260,406
SPDR Gold Trust(3)	68,000	9,926,640
Wynn Resorts Ltd.	66,000	9,473,640
Total Securities Sold Short (Proceeds $196,500,230)		$191,750,491

ADR  AmericanDepositary Receipt
(1)	Non-income producing security.
(2)	Foreign issued security.
(3)	Exchange-traded fund

The accompanying notes are an integral part of these financial statements.

MARKETFIELD FUND
Schedule of Options Written
June 30, 2011
(Unaudited)

	Contracts	Value
CALL OPTIONS
Cummins, Inc.
Expiration: September, 2011, Exercise Price: $105.00	390	$234,000
Deere & Co.
Expiration: September, 2011, Exercise Price: $85.00	360	112,680
		346,680
Total Options Written (Premiums received $484,470)		$346,680

The accompanying notes are an integral part of these financial statements.

MARKETFIELD FUND

Statement of Assets and Liabilities

June 30, 2011 (Unaudited)

Assets
Investments, at value (cost $755,186,450)	$799,910,861
Deposit for short sales at broker	194,904,672
Receivable for Fund shares issued	2,383,018
Dividends and interest receivable	327,680
Other assets and prepaid expenses	44,053
Total Assets	997,570,284

Liabilities
Securities sold short, at market value (proceeds $196,500,230)	191,750,491
Written options, at value (premiums received $484,470)	346,680
Payable for investments purchased	43,921,370
Payable to Adviser	863,645
Payable for Fund shares redeemed	742,529
Payable to affiliates	190,731
Dividends payable on short positions	3,022
Accrued expenses and other liabilities	16,955
Total Liabilities	237,835,423

Net Assets	$759,734,861

Net Assets Consist Of:
Paid-in capital	709,452,900
Accumulated net investment loss	(2,581,103)
Accumulated net realized gain	3,252,250
Net unrealized appreciation (depreciation) on:
Investments	49,970,051
Foreign currency translation	(1,126)
Purchased options	(5,245,640)
Written options	137,790
Securities sold short	4,749,739
Net Assets	$759,734,861

Shares of beneficial interest outstanding (unlimited
number of shares authorized, $0.001 par value)	55,317,227

Net asset value, redemption price and offering price per share(1)	$13.73
_______

(1)	If applicable, redemption price per share may be reduced by a 1.00% redemption fee for shares redeemed within sixty days of purchase.

The accompanying notes are an integral part of these financial statements.

MARKETFIELD FUND

Statement of Operations

For the Six
Months Ended
June 30, 2011
(Unaudited)
Investment Income
Dividend income(1)	$4,827,506
Interest income	155,076
Total Investment Income	4,982,582
Expenses
Advisory fees	4,475,295
Dividends on short positions	1,852,831
Interest expense	656,549
Administration fees	221,137
Fund accounting fees	64,469
Custody fees	49,926
Transfer agent fees and expenses	28,876
Federal and state registration fees	25,174
Reports to shareholders	16,683
Audit and tax fees	14,658
Legal fees	11,641
Chief Compliance Officer fees and expenses	4,666
Trustees’ fees and related expenses	3,482
Other expenses	4,401
Total Expenses	7,429,788
Expense Recovery by Adviser (Note 4)	41,523
Net Expenses	7,471,311
Net Investment Loss	(2,488,729)
Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) from:
Investments	21,211,792
Foreign currency translation	(195,291)
Purchased options	(2,554,280)
Written options	338,770
Short transactions	(10,322,598)
Net realized gain on Investments	8,478,393
Change in net unrealized appreciation (depreciation) on:
Investments	(3,199,838)
Foreign currency translation	9,974
Purchased options	(5,382,854)
Written options	137,790
Short transactions	8,622,184
Net Realized and Unrealized Gain on Investments	8,665,649
Net Increase in Net Assets from Operations	$6,176,920
_______

(1)	Net of withholding taxes of $133,319 and issuance fees of $1,684.

The accompanying notes are an integral part of these financial statements.

MARKETFIELD FUND

Statement of Changes in Net Assets

	Six Months
	Ended
	June 30, 2011	For Year Ended
	(Unaudited)	December 31, 2010
From Operations
Net investment loss	$(2,488,729)	$(916,838)
Net realized gain (loss) from:
Investments	21,211,792	4,838,555
Foreign currency translation	(195,291)	(66,398)
Purchased options	(2,554,280)	(2,354,597)
Written options	338,770	509,868
Futures contracts closed	—	(11,527)
Short transactions	(10,322,598)	(6,781,479)
Net realized gain (loss) on investments	8,478,393	(3,865,578)
Change in net unrealized appreciation (depreciation) on:
Investments	(3,199,838)	39,564,605
Foreign currency translation	9,974	(9,899)
Purchased options	(5,382,854)	135,014
Written options	137,790	—
Short transactions	8,622,184	(4,144,960)
Net increase in net assets from operations	6,176,920	30,762,344
From Distributions
Net investment income	—	(128,189)
Net realized gain on investments	—	(475,429)
Net decrease in net assets resulting from distributions paid	—	(603,618)
From Capital Share Transactions
Proceeds from shares sold	385,820,452	378,118,813
Net asset value of shares issued in reinvestment
of distributions to shareholders	—	601,755
Payments for shares redeemed*	(66,183,065)	(73,461,286)
Net increase in net assets from capital share transactions	319,637,387	305,259,282
Total increase in net assets	325,814,307	335,418,008
Net Assets:
Beginning of period	433,920,554	98,502,546
End of period	$759,734,861	$433,920,554
Accumulated net investment loss	$(2,581,103)	$(92,374)
_______
* Net of redemption fees of	$36,654	$18,706

The accompanying notes are an integral part of these financial statements.

MARKETFIELD FUND

Financial Highlights

Per Share Data for a Share Outstanding Throughout Each Period

	Six Months				Period from
	Ended		Year Ended		June 1, 2009 to
	June 30, 2011		December 31,		December 31,		Year Ended		Period Ended
	(Unaudited)		2010		2009		May 31, 2009		May 31, 2008	(1)
Net Asset Value, Beginning of Period	$13.52		$11.84		$10.18		$10.76		$10.00
Income (loss) from
investment operations:
Net investment loss	(0.04)		(0.04)		(0.06)		(0.03)		(0.05)
Net realized and unrealized
gain (loss) on investments	0.25		1.75		1.72		(0.55)		0.81
Total from investment operations	0.21		1.71		1.66		(0.58)		0.76
Less distributions paid:
From net investment income	—		(0.01)		—		—		—
From net realized gain on investments	—		(0.02)		—		(0.00	)(8)	—
Total distributions paid	—		(0.03)		—		(0.00	)(8)	—
Paid-in capital from
redemption fees (Note 2)	0.00	(8)	0.00	(8)	0.00	(8)	0.00	(8)	—
Net Asset Value, End of Period	$13.73		$13.52		$11.84		$10.18		$10.76
Total Return(2)	1.55%		14.32%		16.40%		(5.36)%		7.60%
Supplemental Data and Ratios:
Net assets at end of period (000’s)	$759,735		$433,921		$98,503		$43,044		$11,684
Ratio of expenses to average net assets:
Before waivers, reimbursements
and recoupments of expenses(3)	2.33	%(4)	2.35	%(4)	2.58	%(5)	2.67	%(4)	5.98	%(4)
After waivers, reimbursements
and recoupments of expenses(3)	2.34	%(4)	2.46	%(4)	2.43	%(5)	2.24	%(4)	2.97	%(4)
Ratio of net investment loss
to average net assets:
Before waivers, reimbursements
and recoupments of expenses(3)(6)	(0.77)%		(0.25)%		(1.48	)%(7)	(0.92)%		(4.33)%
After waivers, reimbursements
and recoupments of expenses(3)(6)	(0.78)%		(0.36)%		(1.33	)%(7)	(0.49)%		(1.32)%
Portfolio turnover rate(2)	65.86%		159.31%		78.10%		226.79%		123.43%
_______

(1)	The Fund commenced operations on July 31, 2007.
(2)	Not annualized for periods less than a full year.
(3)	Annualized for periods less than one year.
(4)
The ratio of expenses to average net assets includes dividends and interest expense on short positions. The before waiver and expense reimbursement and after waiver and expense reimbursement ratios excluding dividends and interest expense on short positions were 1.54% and 1.55%, 1.65% and 1.75%, 2.24% and 1.81%, and 5.01% and 2.00%, for the periods ended June 30, 2011, December 31, 2010, May 31, 2009 and May 31, 2008, respectively.

(5)
The ratio of expenses to average net assets includes dividends on short positions and tax expense. The before waiver and expense reimbursement and after waiver and expense reimbursement ratios excluding dividends on short positions and tax expense were 1.90% and 1.75% respectively.

(6)	The net investment loss ratios include dividends and interest expense on short positions.
(7)	The net investment loss ratios include tax expense.
(8)	Rounds to less than 0.5 cent per share.

The accompanying notes are an integral part of these financial statements.

MARKETFIELD FUND
Notes to Financial Statements
June 30, 2011
(Unaudited)

(1)	Organization

Trust for Professional Managers (the “Trust”) was organized as a Delaware statutory trust under a Declaration of Trust dated May 29, 2001. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.  Marketfield Fund (the “Fund”) represents a distinct series with its own investment objectives and policies within the Trust. The investment objective of the Fund is capital appreciation. The Trust may issue an unlimited number of shares of beneficial interest at $0.001 par value. The assets of the Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The Fund commenced operations on July 31, 2007. Costs incurred by the Fund in connection with the organization, registration and the initial public offering of shares were paid by Marketfield Asset Management, LLC (the “Adviser”).

(2)	Significant Accounting Policies

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of the financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

(a)    Investment Valuation

Each security owned by the Fund that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued. When the security is listed on more than one exchange, the Fund will use the price of the exchange that the Fund generally considers to be the principal exchange on which the stock is traded.

Fund securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”) will be valued at the NASDAQ Official Closing Price (“NOCP”), which may not necessarily represent the last sale price. If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at the mean between the bid and asked prices on such day.

Debt securities other than short-term instruments are valued at the mean between the closing bid and asked prices provided by a pricing service (“Pricing Service”). If the closing bid and asked prices are not readily available, the Pricing Service may provide a price determined by a matrix pricing method or other analytical pricing models. Short-term debt securities, such as commercial paper, bankers acceptances and U.S. Treasury Bills, having a maturity of less than 60 days are valued at amortized cost. If a short-term debt security has a maturity of greater than 60 days, it is valued at market price.

Foreign securities are valued at the last current sale price on the principal exchange.  As a result, it is possible that the value of foreign securities may be materially affected by events occurring before the Fund’s pricing time (close of the New York Stock Exchange) but after the close of the primary market or exchange on which the security is traded.  Securities for which market quotations have been materially affected by events occurring before the close of NYSE but after the close of the securities’ primary markets, are valued at fair value as determined in good faith according to procedures approved by the Trust’s Board of Trustees.

Exchange traded options are valued at the composite price, using the National Best Bid and Offer quotes (“NBBO”). NBBO consists of the highest bid price and lowest ask price across any of the exchanges on which an option is quoted, thus providing a view across the entire U.S. options marketplace. Specifically, composite pricing looks at the last trades on the exchanges where the options are traded. If there are no trades for the option on a given business day, composite option pricing calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is traded.

MARKETFIELD FUND
Notes to Financial Statements (continued)
June 30, 2011
(Unaudited)

Futures contracts are valued at the last sale price at the close of trading on the relevant exchange or board of trade. If there was no sale on the applicable exchange or board of trade on such day, at the average of quoted bid and asked prices as of the close of such exchange or board of trade.

When market quotations are not readily available, any security or other financial instrument is valued at its fair value as determined under procedures approved by the Trust’s Board of Trustees. These fair value procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual market value. The intended effect of using fair value pricing procedures is to ensure that the Fund is accurately priced.

The Fund has adopted Statement of Financial Accounting Standard, “Fair Value Measurements and Disclosures” (“Fair Value Measurements”) and FASB Staff Position “Determining Fair Value when the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identified Transactions that are not Orderly” (“Determining Fair Value”).  Determining Fair Value clarifies Fair Value Measurements and requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value.  Determining Fair Value also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for major security types.  Fair Value Measurements requires the Fund to classify its securities based on valuation method. These inputs are summarized in the three broad levels listed below:

Level 1 — Quoted prices in active markets for identical securities.
Level 2 —  Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 —  Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments.)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. During the six months ended June 30, 2011, no securities were transferred into or out of Level 1 or 2.

The following is a summary of the inputs used in valuing the Fund’s investments carried at fair value as of June 30, 2011:

	Level 1	Level 2	Level 3	Total
Assets:
Equity
Common Stocks	$540,829,361	$—	$—	$540,829,361
Real Estate Investment Trusts	8,299,450	—	—	8,299,450
Exchange Traded Funds	124,940,290	—	—	124,940,290
Total Equity	674,069,101	—	—	674,069,101
Purchased Options	8,369,540	—	—	8,369,540
Short-Term Investments	117,472,220	—	—	117,472,220
Total Investments in Securities	$799,910,861	$—	$—	$799,910,861
Liabilities:
Securities Sold Short	$(191,750,491)	$—	$—	$(191,750,491)
Written Options	(346,680)	—	—	(346,680)
Total Liabilities	$(192,097,171)	$—	$—	$(192,097,171)

MARKETFIELD FUND
Notes to Financial Statements (continued)
June 30, 2011
(Unaudited)

Level 3 Reconciliation Disclosure

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value.

Description	Investments in Securities*
Balance as of December 31, 2010	$0
Acquisition/Purchase	—
Sales	—
Realized loss	(25,480)
Change in unrealized appreciation (depreciation)(1)	25,480
Balance as of June 30, 2011	$—

(1)	Included in the net change of unrealized appreciation (depreciation) on investment in the Statement of Operations.
*	Reconciliation reflects a prior investment that has been disposed of.

The Fund may invest in options, futures contracts and options on futures contracts as a principal investment strategy.  Derivatives, such as options, futures contracts and options on futures contracts, may allow the Fund to increase or decrease its level of risk exposure more quickly and efficiently than transactions in other types of instruments.  The Fund may invest in derivatives for hedging purposes, but the investments may not be effective as a hedge against price movements and may limit the potential for growth in the value of Fund shares.  Certain types of derivatives may create leverage insofar as the Fund may receive returns (or suffer losses) that exceed the initial amounts that the Fund invested in connection with the derivatives. The use of derivatives can result in losses or gains to the Fund that exceed the amount the Fund would have experienced in the absence of using derivatives. A relatively small price movement in a derivative may result in an immediate and substantial loss, or gain, to the Fund.

The fair value of derivative instruments as reported within the Statement of Assets and Liabilities as of June 30, 2011 was as follows:

Derivatives not accounted for as hedging instruments	Statement of Assets & Liabilities Location	Value
Purchased Options	Assets, Investments at Value	$8,369,540
Written Options	Liabilities, Written Options at Value	346,680
Total		$8,716,220
The effect of derivative instruments on the Statement of Operations for the six months ended June 30, 2011 was as follows:

Amount of Realized Gain (Loss) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Statement of Operations Location	Value
	Net realized gain (loss) from
Purchased options	purchased options	$(2,554,280)
	Net realized gain (loss) from
Written options	written options	338,770
Total		$(2,215,510)

MARKETFIELD FUND
Notes to Financial Statements (continued)
June 30, 2011
(Unaudited)

Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income

Derivatives not accounted for as hedging instruments	Statement of Operations Location	Value
	Change in net unrealized
	appreciation (depreciation)
Purchased options	on purchased options	$(5,382,854)
	Change in net unrealized
	appreciation (depreciation)
Written options	on written options	137,790
Total		$(5,245,064)

(b)    Foreign Securities

Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Fund isolates the portion of the results of operations from changes in foreign exchange rates on investments from those resulting from changes in market prices of securities held. Reported net realized foreign exchange gains or losses arise from sales of portfolio securities, sales and maturities of short-term securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund’s books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, including investments in securities at fiscal period end, resulting from changes in the exchange rate.

(c)    Short Positions

The Fund may sell a security it does not own in anticipation of a decline in the market value of that security. When the Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of a short sale.

For financial statement purposes, an amount equal to the settlement amount is included in the Statement of Assets and Liabilities as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the short positions. Subsequent fluctuations in the market prices of securities sold, but not yet purchased, may require purchasing the securities at prices which could differ from the amount reflected in the Statement of Assets and Liabilities. The Fund is liable for any dividends or interest payable on securities while those securities are in a short position. Such amounts are recorded on the ex-dividend date as a dividend expense. As collateral for its short positions, the Fund is required under the 1940 Act to maintain segregated assets consisting of cash, cash equivalents or liquid securities. These segregated assets are valued consistent with Note 2a above. The amount of segregated assets are required to be adjusted daily to reflect changes in the market value of the securities sold short.

At June 30, 2011, the Fund’s deposit for short sales at broker was with Barclays Capital Prime Services. The Adviser determined, based on information available at the time, that the creditworthiness of Barclays PLC long-term and short-term debt is satisfactory. However, there is no guarantee that the Adviser’s determination is correct or will remain accurate. The Fund’s deposit for short sales at broker was $194,904,672 and in excess of margin requirements covering the Fund’s liability for securities sold short of $191,750,491. The Fund does not require this broker to maintain collateral in support of the receivable for proceeds on securities sold short.

MARKETFIELD FUND
Notes to Financial Statements (continued)
June 30, 2011
(Unaudited)

(d)    Options

The Fund may purchase and write call or put options on securities and indices and enter into related closing transactions. As a holder of a call option, the Fund has the right, but not the obligation, to purchase a security at the exercise price during the exercise period. As the writer of a call option, the Fund has the obligation to sell the security at the exercise price during the exercise period in the event the option is exercised. As a holder of a put option, the Fund has the right, but not the obligation, to sell a security at the exercise price during the exercise period. As the writer of a put option, the Fund has the obligation to buy the underlying security at the exercise price during the exercise period in the event the option is exercised.

The premium that the Fund pays when purchasing a call option or receives when writing a call option will reflect, among other things, the market price of the security, the relationship of the exercise price to the market price of the security, the relationship of the exercise price to the volatility of the security, the length of the option period and supply and demand factors. The premium is the market value of an option at the time of the trade.

When the Fund writes (sells) an option, an amount equal to the premium received by the Fund is included in the Statement of Assets and Liabilities as an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the option written.

When the Fund purchases an option, the Fund pays a non-refundable premium to the seller (writer) of the option. The Fund includes the premium paid in the Statement of Assets and Liabilities as an equivalent asset. The amount of the asset is subsequently marked to market to reflect the current value of the option purchased.

Options expose the Fund to counterparty credit risk. The Fund will not enter into these transactions unless it owns either 1) an offsetting position in securities or other options or 2) cash and liquid assets with a value marked-to-market daily, sufficient to cover potential obligations.

Transactions in options written during the six months ended June 30, 2011 were as follows:

	Call Options
	Contracts	Premiums
Outstanding, beginning of period	—	$—
Options written	1,400	1,014,328
Options terminated in closing transactions	(650)	(529,858)
Options exercised	—	—
Options expired	—	—
Outstanding, end of period	750	$484,470

(e)    Futures

The Fund may enter into futures contracts trades on domestic exchanges, including stock index futures contracts. Upon entering into a contract, the Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash at least equal to the daily fluctuation of value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains and losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. A stock index futures contract does not involve the physical delivery of the underlying stocks in the index. As collateral for the futures contacts, the Fund is required under the 1940 Act to maintain assets consisting of cash, cash equivalents, or liquid securities. This collateral is required to be adjusted daily to reflect the market value of the purchase obligation for long futures contracts or the market value of the instrument underlying the contract, but not less than the market price at which the futures contract was established, for short futures contracts.

MARKETFIELD FUND
Notes to Financial Statements (continued)
June 30, 2011
(Unaudited)

The risks inherent in the use of futures contracts include 1) adverse changes in the value of such instruments and 2) the possible absence of a liquid secondary market for any particular instrument at any time. Futures contracts also expose the Fund to counterparty credit risk. The Fund will not enter into these contracts unless it owns either 1) an offsetting position in securities or 2) cash and liquid assets with a value, marked-to-market daily, sufficient to cover its potential obligations.

(f)     Federal Income Taxes

The Fund complies with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), necessary to qualify as a regulated investment company and makes the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from all or substantially all federal income taxes. Therefore, no federal income tax provision has been provided.

Due to significant non-qualifying income earned by the Fund on its investments in futures on commodities and other financial instruments for the period from June 1, 2009 to December 31, 2009, the Fund failed to qualify as a regulated investment company (“RIC”) and was therefore treated as a C corporation. In order to re-qualify as a RIC, the Fund must distribute, prior to the end of its first new RIC year, all of its earning and profits accumulated in a non-RIC taxable year. During 2010, Marketfield complied with the requirements of subchapter M of the Code necessary to qualify as a RIC in 2010, including distributing earnings and profits accumulated as of December 31, 2009. As such, Marketfield met the requirements to once again qualify as a RIC beginning with its 2010 tax year.

(g)    Distributions to Shareholders

In general, the Fund will distribute any net investment income and any net realized long or short-term capital gains at least annually. Distributions from net realized gains for book purposes may include short-term capital gains. All short-term capital gains are included in ordinary income for tax purposes. Distributions to shareholders are recorded on the ex-dividend date. The Fund may also pay a special distribution at the end of the calendar year to comply with federal tax requirements.

Due to its C corporation status for the period from June 1, 2009 to December 31, 2009, the Fund was required to distribute its accumulated C corporation profits by the end of 2010 in order to re-establish RIC status for 2010. The amount of accumulated C corporation profits distributed in 2010 was $603,618, all of which was distributed as ordinary income for tax purposes.

(h)    Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(i)     Share Valuation

The net asset value (“NAV”) per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities (including estimated accrued expenses) by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the New York Stock Exchange is closed for trading. The offering and redemption price per share for the Fund is equal to the Fund’s net asset value per share. The Fund charges a 1.00% redemption fee on shares held sixty days or less. These fees are deducted from the redemption proceeds otherwise payable to the shareholder. The Fund will retain the fee charged as an increase in paid-in capital and such fees become part of the Fund’s daily NAV calculation. The Fund retained redemption fees of $18,706 and $36,654 during the year ended December 31, 2010 and the six months ended June 30, 2011, respectively.

MARKETFIELD FUND
Notes to Financial Statements (continued)
June 30, 2011
(Unaudited)

(j)     Expenses

Expenses associated with a specific fund in the Trust are charged to that fund. Common expenses are typically allocated evenly between funds of the Trust or by other equitable means.

(k)    Other

Investment transactions are recorded on the trade date. The Fund determines the gain or loss from investment transactions on the identified cost basis by comparing the original cost of the security lot sold with the net sale proceeds. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.

(3)	Federal Tax Matters

Distributions paid to shareholders for the periods ended were as follows:

	Ordinary Income	Long-term Capital Gains
May 31, 2009	$8,476	$3,660
June 1, 2009 to December 31, 2009	$—	$—
December 31, 2010	$603,618	$—

As of December 31, 2010, the components of accumulated earnings on a tax basis were as follows:

Tax cost of investments	$374,618,647
Unrealized appreciation	57,972,860
Unrealized depreciation	(5,815,883)
Net unrealized appreciation	52,156,977
Undistributed ordinary income	—
Undistributed long-term capital gain	—
Total distributable earnings	—
Other accumulated gains	(8,051,936)
Total accumulated gains	$44,105,041

The difference between book basis and tax basis of investments is attributable mainly to deferral of losses on wash sales and mark-to-market adjustments on passive foreign investment companies.

On the Statement of Assets and Liabilities, the following adjustments were made for permanent tax adjustments and relate primarily to reclassification of the character of total distributable earnings from capital to ordinary:

Undistributed Net Investment Income (Loss)	$1,559,600
Accumulated Net Realized Gain (Loss)	$(773,808)
Paid-in Capital	$(785,792)

At December 31, 2010, the following funds deferred, on a tax basis, post-October losses of:

Currency	Capital
$(36,857)	$(32,176)

At December 31, 2010, the Fund had accumulated net realized capital loss carryover of $3,949,806, which will expire on December 31, 2018.

The Fund had no material uncertain tax positions and has not recorded a liability for unrecognized tax benefits as of December 31, 2010. Also, the Fund had recognized no interest and penalties related to uncertain tax benefits in the fiscal year 2010. At December 31, 2010, tax years that remain open to examination in the Fund’s major tax jurisdictions include the years ended May 31, 2008, May 31, 2009, December 31, 2009 and December 31, 2010.

MARKETFIELD FUND
Notes to Financial Statements (continued)
June 30, 2011
(Unaudited)

(4)	Investment Adviser

The Trust has an Investment Advisory Agreement (the “Agreement”) with the Adviser to furnish investment advisory services to the Fund. Under the terms of the Agreement, the Trust, on behalf of the Fund, compensates the Adviser for its management services at the annual rate of 1.40% of the Fund’s average daily net assets.

The Adviser has contractually agreed to waive its management fee and/or reimburse the Fund’s other expenses at least through August 31, 2012 and for an indefinite period thereafter at the discretion of the Adviser and the Board of Trustees to the extent necessary to ensure that the Fund’s total operating expenses (excluding income tax expenses, dividends on short positions and acquired fund fees and expenses) do not exceed 1.75% of the Fund’s average daily net assets (the “Expense Limitation Cap”). During the six months ended June 30, 2011, expenses of $41,523 previously waived by the Adviser were recouped by the Adviser. Any such waiver or reimbursement is subject to later adjustment to allow the Adviser to recoup amounts waived or reimbursed to the extent actual fees and expenses for a fiscal period are less than the Expense Limitation Cap; provided, however, that the Adviser shall only be entitled to recoup such amounts for a period of three years from the date such amount was waived or reimbursed.

(5)	Related Party Transactions

A Trustee of the Trust is affiliated with U.S. Bancorp Fund Services, LLC and U.S. Bank, N.A., which provide accounting, administration, transfer agency and custodian services to the Fund. A Trustee of the Trust is an interested person of Quasar Distributors, LLC, the Fund’s principal underwriter. The Trust’s Chief Compliance Officer is also an employee of U.S. Bancorp Fund Services, LLC. For the six month period ended June 30, 2011, the Fund was allocated $4,666 of the Trust’s Chief Compliance Officer fee.

(6)	Capital Share Transactions

Transactions in shares of the Fund were as follows:

	Six Months Ended	Year Ended
	June 30, 2011	December 31, 2010
Shares sold	28,067,482	29,637,219
Shares reinvested	—	47,956
Shares redeemed	(4,840,088)	(5,911,862)
Net increase	23,227,394	23,773,313

(7)	Investment Transactions

The aggregate purchases and sales of securities, excluding short-term investments, for the Fund for the six months ended June 30, 2011, were $679,207,619 and $376,126,216, respectively.

(8)	New Tax Law

On December 22, 2010, The Regulated Investment Company Modernization Act of 2010 (the “Modernization Act”) was signed into law. The Modernization Act is the first major piece of legislation affecting RICs since 1986 and it modernizes several of the federal income and excise tax provisions related to RICs.  Some highlights of the enacted provisions are as follows:

New capital losses may now be carried forward indefinitely, and retain the character of the original loss. Under pre-enactment law, capital losses could be carried forward for eight years, and carried forward as short-term capital, irrespective of the character of the original loss.

MARKETFIELD FUND
Notes to Financial Statements (continued)
June 30, 2011
(Unaudited)

The Modernization Act contains simplification provisions, which are aimed at preventing disqualification of a RIC for “inadvertent” failures of the asset diversification and/or qualifying income tests. Additionally, the Modernization Act exempts RICs from the preferential dividend rule, and repealed the 60-day designation requirement for certain types of pay-through income and gains.

Finally, the Modernization Act contains several provisions aimed at preserving the character of distributions made by a fiscal year RIC during the portion of its taxable year ending after October 31 or December 31, reducing the circumstances under which a RIC might be required to file amended Forms 1099 to restate previously reported distributions.

Except for the simplification provisions related to RIC qualification, the Modernization Act is effective for taxable years beginning after December 22, 2010. The provisions related to RIC qualification are effective for taxable years for which the extended due date of the tax return is after December 22, 2010.

(9)	New Accounting Pronouncement

In May 2011, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs.”  ASU No. 2011-04 requires additional disclosures regarding fair value measurements.  Effective for fiscal years beginning after December 15, 2011, and for interim periods within those fiscal years, entities will need to disclose the following:

1)	the amounts of any transfers between Level 1 and Level 2 and the reasons for those transfers; and

2)
for Level 3 fair value measurements, quantitative information about the significant unobservable inputs used, a description of the entity’s valuation processes, and a narrative description of the sensitivity of the fair value measurement to changes in the unobservable inputs and the interrelationship between inputs.

Management is currently evaluating the impact ASU No. 2011-04 will have on the Fund’s financial statement disclosures.

MARKETFIELD FUND
Notice of Privacy Policy & Practices

We collect non-public personal information about you from the following sources:

•    informationwe receive about you on applications or other forms;

•    information you give us orally; and

•    information about your transactions with us or others.

We do not disclose any non-public personal information about our shareholders or former shareholders without the shareholder’s authorization, except as permitted by law or in response to inquiries from governmental authorities.  We may share information with affiliated parties and unaffiliated third parties with whom we have contracts for servicing the Funds.  We will provide unaffiliated third parties with only the information necessary to carry out their assigned responsibility.  All shareholder records will be disposed of in accordance with applicable law.  We maintain physical, electronic and procedural safeguards to protect your non-public personal information and require third parties to treat your non-public personal information with the same high degree of confidentiality.

In the event that you hold shares of the Funds through a financial intermediary, including, but not limited to, a broker-dealer, bank or trust company, the privacy policy of your financial intermediary would govern how your non-public personal information would be shared with unaffiliated third parties.

MARKETFIELD FUND
Additional Information
(Unaudited)

Indemnifications

Under the Fund’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts that provide general indemnifications to other parties. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

Information about Trustees

The business and affairs of the Trust are managed under the direction of the Board of Trustees. Information pertaining to the Trustees of the Trust is set forth below. The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request by calling 1-888-236-4298.

Independent Trustees

Number of
		Term of		Portfolios
	Position(s)	Office and		in Trust	Other
Name,	Held with	Length of	Principal Occupation(s)	Overseen	Directorships
Address and Age	the Trust	Time Served	During the Past Five Years	by Trustee	Held by Trustee
Dr. Michael D. Akers	Trustee	Indefinite	Professor and Chair of Accounting,	29	Independent Trustee, USA
615 E. Michigan St.		Term; Since	Marquette University (2004–present);		MUTUALS (an open-end
Milwaukee, WI 53202		August 22,	Associate Professor of Accounting,		investment company with
Age: 56		2001	Marquette University (1996–2004).		two portfolios).

Gary A. Drska	Trustee	Indefinite	Pilot, Frontier/Midwest Airlines, Inc.	29	Independent Trustee, USA
615 E. Michigan St.		Term; Since	(airline company) (1986–Present);		MUTUALS (an open-end
Milwaukee, WI 53202		August 22,	Director, Flight Standards & Training		investment company with
Age: 54		2001	(1990–1999).		two portfolios).

Jonas B. Siegel	Trustee	Indefinite	Managing Director, Chief Administrative	29	Independent Trustee,
615 E. Michigan St.		Term; Since	Officer (“CAO”) and Chief Compliance		Gottex Multi-Asset
Milwaukee, WI 53202		October 23,	Officer (“CCO”), Granite Capital		Endowment Fund complex
Age: 68		2009	International Group, L.P. (an investment		(three closed-end
			management firm) (1994–Present); Vice		investment companies);
			President, Secretary, Treasurer and CCO		Independent Trustee,
			of Granum Series Trust (an open-end		Gottex Multi-Alternatives
			investment company) (1997–2007);		Fund complex (three
			President, CAO and CCO, Granum		closed-end investment
			Securities, LLC (a broker-dealer)		companies); Independent
			(1997–2007).		Manager, Ramius IDF,
LLC (a closed-end
investment company).

MARKETFIELD FUND
Additional Information (continued)
(Unaudited)

Interested Trustee and Officers
Number of
		Term of		Portfolios
	Position(s)	Office and		in Trust	Other
Name,	Held with	Length of	Principal Occupation(s)	Overseen	Directorships
Address and Age	the Trust	Time Served	During the Past Five Years	by Trustee	Held by Trustee
Joseph C. Neuberger(1)	Chairperson,	Indefinite	Executive Vice President, U.S. Bancorp	29	Trustee, Buffalo Funds
615 E. Michigan St.	President	Term; Since	Fund Services, LLC (1994–Present).		(an open-end investment
Milwaukee, WI 53202	and Trustee	August 22,			company with ten
Age: 49		2001			portfolios); Trustee, USA
MUTUALS (an open-end
investment company with
two portfolios).

John Buckel	Vice President,	Indefinite	Mutual Fund Administrator,	N/A	N/A
615 E. Michigan St.	Treasurer and	Term; Since	U.S. Bancorp Fund Services, LLC
Milwaukee, WI 53202	Principal	January 10,	(2004–present); UMB Investment
Age: 53	Accounting	2008 (Vice	Services Group (2000–2004).
	Officer	President);
Since
September 10,
2008
(Treasurer)

Robert M. Slotky	Vice President,	Indefinite	Senior Vice President, U.S. Bancorp	N/A	N/A
615 E. Michigan St.	Chief	Term; Since	Fund Services, LLC (2001–Present).
Milwaukee, WI 53202	Compliance	January 26,
Age: 64	Officer and	2011
Anti-Money
Laundering
Officer

Rachael A. Spearo	Secretary	Indefinite	Vice President and Legal Compliance	N/A	N/A
615 E. Michigan St.		Term; Since	Officer, U.S. Bancorp Fund Services,
Milwaukee, WI 53202		November 15,	LLC (2004–present).
Age: 31		2005

Jennifer A. Lima	Assistant	Indefinite	Mutual Fund Administrator, U.S. Bancorp	N/A	N/A
615 E. Michigan St.	Treasurer	Term; Since	Fund Services, LLC (2002–present).
Milwaukee, WI 53202		January 10,
Age: 37		2008

(1)
Mr. Neuberger is an “interested person” of the Trust as defined by the 1940 Act. Mr. Neuberger is an interested person of the Trust by virtue of the fact that he is an interested person of Quasar Distributors, LLC, the Fund’s principal underwriter.

A NOTE ON FORWARD LOOKING STATEMENTS

Except for historical information contained in this report for the Fund, the matters discussed in this report may constitute forward-looking statements made pursuant to the safe-harbor provisions of the Private Securities Litigation Reform Act of 1995. These include any adviser or portfolio manager predictions, assessments, analyses or outlooks for individual securities, industries, market sectors and/or markets. These statements involve risks and uncertainties. In addition to the general risks described for the Fund in the current Prospectus, other factors bearing on this report include the accuracy of the Adviser’s or portfolio manager’s forecasts and predictions, and the appropriateness of the investment programs designed by the Adviser or portfolio manager to implement their strategies efficiently and effectively. Any one or more of these factors, as well as other risks affecting the securities markets and investment instruments generally, could cause the actual results of the Fund to differ materially as compared to benchmarks associated with the Fund.

ADDITIONAL INFORMATION

The Fund has adopted proxy voting policies and procedures that delegate to the Adviser the authority to vote proxies. A description of the Fund’s proxy voting policies and procedures is available without charge, upon request, by calling the Fund toll free at 1-888-236-4298. A description of these policies and procedures is also included in the Fund’s Statement of Additional Information, which is available on the SEC’s website at http://www.sec.gov.

The Fund’s proxy voting record for the most recent 12-month period ended June 30 is available without charge, upon request, by calling toll free, 1-888-236-4298, or by accessing the SEC’s website at http://www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC four times each fiscal year at quarter-ends. The Fund files its schedule of portfolio holdings with the SEC on Form N-CSR (second and fourth quarters) and on Form N-Q (first and third quarters). Shareholders may view the Fund’s Forms N-CSR and N-Q on the SEC’s website at http://www.sec.gov. Forms N-CSR and N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the SEC’s Public Reference Room may be obtained by calling 1-202-551-8090 (direct) or 1-800-SEC-0330 (general SEC number).

MARKETFIELD FUND
Investment Adviser	Marketfield Asset Management, LLC
292 Madison Avenue
14th Floor
New York, New York 10017

Legal Counsel	Godfrey & Kahn, S.C.
780 North Water Street
Milwaukee, Wisconsin 53202

Independent Registered Public	Deloitte & Touche LLP
Accounting Firm	555 East Wells Street
Milwaukee, Wisconsin 53202

Transfer Agent, Fund Accountant	U.S. Bancorp Fund Services, LLC
and Fund Administrator	615 East Michigan Street
Milwaukee, Wisconsin 53202

Custodian	U.S. Bank, National Association
Custody Operations
1555 North River Center Drive
Suite 302
Milwaukee, Wisconsin 53212

Distributor	Quasar Distributors, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

This report is intended for shareholders of the Fund and may not be used as sales literature unless preceded or accompanied by a current prospectus.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Investments.

Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.  Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to previous Form N-CSR filed August 5, 2009.

(2) A separate certification for each principal executive and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Trust for Professional Managers

By (Signature and Title) /s/ Joseph Neuberger
Joseph Neuberger, President

Date   9/6/2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title) /s/ Joseph Neuberger
Joseph Neuberger, President

Date   9/6/2011

By (Signature and Title) /s/ John Buckel
John Buckel, Treasurer

Date   9/6/2011